Class A, C Prospectus | Burnham Financial Services Fund
Burnham Financial Services Fund
INVESTMENT OBJECTIVE:
The fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Burnham family of funds. More information about these and other discounts is available from your financial professional and in the “Choosing a Share Class” section of this prospectus and the “Purchase and Redemption of Shares” section of the funds' Statement of Additional Information (“SAI”).

Shareholder Fees (paid directly from your investment)
Shareholder Fees Class A, C Prospectus Burnham Financial Services Fund	Class A	Class C
Maximum front-end sales charge on Purchases (load) (as a % of offering price)	5.00%
Maximum deferred sales charge (load) (% of offering price or the amount you receive when you sell shares, whichever is less)		1.00%
Maximum redemption fee (% of redemption proceeds)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class A, C Prospectus Burnham Financial Services Fund		Class A	Class C
Management fees		0.75%	0.75%
Distribution and Shareholder Service (12b-1) fees	[1]	0.25%	1.00%
Other expenses		0.81%	0.81%
Total Annual Fund Operating Expenses	[1]	1.81%	2.56%
Expense Reimbursement		(0.01%)	(0.01%)
Total Annual Operating Expenses After Expense Reimbursement		1.80%	2.55%
[1]	Burnham Asset Management Corp. (the “adviser”) and Burnham Securities, Inc. (the “distributor”) have agreed to waive all or a portion of their management fees and Rule 12b-1 fees, respectively, and to reimburse certain expenses, to the extent required to reduce “Total Annual Fund Operating Expenses” to 1.80% and 2.55% of the average daily net assets attributable to Class A and Class C shares, respectively. The ratios of Annual Fund Operating Expenses in this table do not reflect those found in the “Financial Highlights” section of this prospectus (the “Expense Ratios”) because the Expense Ratios included expenses erroneously recaptured. Pursuant to the expense limitation agreement any waivers and reimbursements made by the adviser and/or distributor to the fund are subject to recoupment by the adviser and/or distributor within three years provided the fund is able to effect repayment and remain in compliance with applicable expense limitation. In accordance with the expense limitation agreement, the adviser will not reimburse the fund for certain expenses, such as interest, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends, extraordinary expenses not incurred in the ordinary course of the fund's business (i.e., litigation, indemnification) and any other costs and expenses approved by the Board of Trustees (the “Board”) of Burnham Investors Trust (the “Trust”). The expense limitation agreement is effective for the period beginning May 1, 2014 and will terminate on April 30, 2015, unless it is renewed by all parties to the agreement, the investment advisory agreement between the Trust, on behalf of the fund, and the adviser (the “Advisory Agreement”) is terminated, or the expense limitation agreement is otherwise terminated with the consent of the fund. The expense limitation agreement may only be terminated during its term with approval of the Board.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. This Example gives effect to the contractual expense reimbursement for one year only. Because actual returns and expenses may be different, this example is for comparison purposes only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Class A, C Prospectus Burnham Financial Services Fund (USD $)	1 Year	3 Years	5 years	10 years
Class A	674	1,040	1,430	2,519
Class C	358	796	1,360	2,894

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption Class A, C Prospectus Burnham Financial Services Fund (USD $)	1 Year	3 Years	5 years	10 years
Class A	674	1,040	1,430	2,519
Class C	258	796	1,360	2,894

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 126% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund pursues its goal by investing at least 80% of its net assets (including borrowing, if any) in stocks of U.S. companies that are in the financial services sector. The fund may invest in companies of any size, but, under normal conditions, the fund invests primarily in small capitalization financial services companies. As of the date of this prospectus, the fund considers companies with market capitalizations of less than $1 billion to be small capitalization (unlike the Burnham Financial Long/Short Fund (formerly known as the Burnham Financial Industries Fund), which is also described in this prospectus and invests primarily in financial services companies without regard to market capitalization). The fund considers all of the following as part of the financial services sector:

•	Regional and money center banks

•	Insurance companies

•	Home, auto and other specialty finance companies

•	Securities brokerage firms and electronic trading networks

•	Investment management and advisory firms

•	Publicly traded, government-sponsored financial intermediaries, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)

•	Thrift and savings banks

•	Financial conglomerates

•	Foreign financial services companies

•	Electronic transaction processors for financial services companies

•	Real estate investment trusts

•	Depository institutions

•	Any company that derives at least 50% of its revenues from doing business with financial services companies, such as financial software companies

Ordinarily, the fund's portfolio will be invested primarily in common stocks. In selecting stocks, the adviser uses a combination of growth and value strategies.

Under normal conditions, the fund intends to remain fully invested with only minimal investments in cash, or short-term debt instruments or money market funds. In extraordinary circumstances, the fund may invest extensively in cash or short-term investment-grade debt securities and/or invest in other investment companies, including money market funds and exchange-traded funds. In such circumstances, the fund would be assuming a temporary defensive position and would not be pursuing its primary goal.

PRINCIPAL RISKS

The principal risks of investing in the fund are the performance of the stock market, especially the stocks of financial services companies, and to a lesser degree, the level of interest rates. Because the fund concentrates its investments in one sector of the economy, investors should expect greater volatility than in a fund that invests across several sectors.

Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:

•	Market Risk – This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company's individual situation. The risk would be greater if any of the categories of securities that the fund emphasizes – mid and small-capitalization stocks or particular sectors – fell out of favor with the market. Companies in the fund's portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

•	Common Stock Risk – The fund invests primarily in common stocks, which subjects the fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•	Management Risk – The fund is subject to management risk because it is an actively managed investment portfolio. The subadviser will apply its investment techniques and risk analyses in making investment decisions for the fund, but there is no guarantee that its decisions will produce the intended result. The fund's management strategy or security selection methods could prove less successful than anticipated or unsuccessful. This risk is common for all actively managed funds.

•	Small- and Mid-Capitalization Companies Risk – The fund may invest in the securities of companies with small and mid-capitalizations, which can involve greater risk and the possibility of greater portfolio volatility than investments in securities of large capitalization companies. Historically, stocks of small and mid-capitalization companies and recently organized companies have been more volatile in price than those of the larger market capitalization companies. Among the reasons for the greater price volatility is the lower degree of liquidity in the markets for such stocks. Small and mid-capitalization companies may have limited product lines and financial resources and may depend upon a limited or less experienced management group. The securities of small capitalization companies trade in the over-the-counter markets or on regional exchanges and may not be traded daily or in the volume typical of trading on a national securities exchange, which may make these securities more difficult to value and to sell.

•	Financial Services Sector Risk – The financial services sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital and price competition. Changing interest rates could reduce the profitability of certain types of companies in the financial services sector. For example, rising interest rates increase the cost of financing to, and may reduce the profitability of, certain financial services companies. In addition, the financial services sector was materially and adversely affected by the recent recession, credit crisis and, more recently, the global debt crisis, the effects which are still being felt. A significant number of assets have been written down and additions to reserves have been at unprecedented levels. Regulation in response to the financial crisis, such as the Dodd-Frank Act, may materially and adversely affect companies in which the fund invests. Particularly, regulation of banks may limit both the amounts and types of loans they can make, the interest rates and fees they can charge and the amount of capital they must maintain. The valuation of financial services companies, including banks, continues to be in flux as markets remain volatile. An adverse event could disproportionally affect the financial services sector, particularly national and regional bank holdings. The continuing consolidation of financial services companies, including banks, may have adverse affects on individual holdings in the fund or the sector. Financial services companies could fall further out of favor, causing the fund to underperform funds that focus on other types of stocks.

•	Micro Capitalization Companies Risk – Micro cap stocks have a market capitalization of less than $250 million. Micro cap companies may be less financially secure than large, mid or small capitalization companies. Micro cap companies may be in the early state of development or newly formed with limited markets or product lines. There may also be less public information about micro cap companies. In addition, micro cap companies that rely on smaller management teams may be vulnerable to key personnel losses. Micro cap stock prices also may be more volatile than large, mid or small cap stocks, may have lower trading volume and lower degree of liquidity which makes these securities difficult to value and to sell. The securities of micro cap companies may not be traded daily. As a result, some of the fund's holdings may be considered or become illiquid.
•	Portfolio Turnover Risk – The portfolio turnover rate measures the frequency with which the fund sells and replaces its securities within a given period. The fund anticipates that it will experience a high portfolio turnover rate. High turnover can increase the fund's transaction costs, thereby lowering its returns. It also may increase your tax liability.
•	Special Situations Risk – The fund will seek to benefit from “special situations,” such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer's securities and fail to produce gains or produce a loss for the fund.

PAST PERFORMANCE

The chart and table provide some indication of the risks of investing in the fund. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.

The bar chart shows the annual total returns of the fund's Class A shares for each of the last ten calendar years. The returns in the chart do not include the effect of Class A shares' front-end sales charges. These figures would be lower if they reflected such sales charges. The table presents the fund's average annual returns over 1-, 5- and 10-year periods for Class A shares, and over 1- and 5-year periods and since inception for Class C shares, compared to those of recognized U.S. common stock indices. The fund's performance figures assume that all distributions were reinvested in the fund. The performance calculations reflect the deduction of the maximum sales charges and annual operating expenses. Updated performance information may be obtained on the funds' website at www.burnhamfunds.com or by calling 1-800-462-2392.

Return for Class A Shares

Best Quarter: 20.49% in the 2nd Quarter of 2009 Worst Quarter: (15.46)% in the 3rd Quarter of 2011
Average Annual Total Returns
(For the following periods ended 12/31/2013)
Average Annual Returns Class A, C Prospectus Burnham Financial Services Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A		28.66%	11.55%	5.34%
Class C		33.37%	11.87%		5.61%	Apr. 29, 2005
After Taxes on Distributions Class A	[1]	28.66%	11.50%	4.14%
After Taxes on Distributions and Sale of Fund Shares Class A	[1]	16.22%	9.22%	3.95%
NASDAQ Bank Index (reflects no deduction of fees, expenses or taxes)		41.69%	7.53%	1.34%
Morningstar Financial Sector Average (reflects no deduction of fees, expenses or taxes)		34.90%	14.79%	3.18%
[1]	Where the Return After Taxes on Distributions and Sale of Fund Shares is higher than the Total Return Before Taxes, it is due to realized losses. If realized losses occur upon the sale of fund shares, the capital loss is recorded as a tax benefit, which increases the return.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The after-tax returns are shown only for Class A shares; after-tax returns for Class C shares will vary.